UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21280

Name of Fund: BlackRock Preferred Opportunity Trust (BPP)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Preferred Opportunity Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 – 03/31/2008

Item 1 – Schedule of Investments

BlackRock Preferred Opportunity Trust
Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
	Shares	Exchange-Traded Funds	Value
	150,000	UltraShort Financials ProShares	$17,647,500
		Total Exchange-Traded Funds (Cost - $18,385,600) - 5.4%	17,647,500
		Preferred Securities
	Par
Industry	(000)	Capital Trusts
Capital Markets - 2.1%	$1,920	State Street Capital Trust III, 8.25% (a)(b)	1,894,035
	6,725	State Street Capital Trust IV, 3.80%, 6/01/67 (a)	5,037,563
			6,931,598
Commercial Banks - 7.7%	1,425	Abbey National Capital Trust I, 8.963% (a)(b)	1,686,466
	9,150	BB&T Capital Trust IV, 6.82%, 6/12/77 (a)	7,555,329
	3,185	Barclays Bank Plc, 5.926% (a)(b)(c)	2,731,440
	450	Dresdner Funding Trust I, 8.151%, 6/30/31 (c)	397,823
	1,100	FCB/NC Capital Trust I, 8.05%, 3/01/28	1,144,330
	1,925	Huntington Capital III, 6.65%, 5/15/37 (a)	1,479,767
	2,000	NBP Capital Trust III, 7.375% (b)	1,840,000
	5,600	Wachovia Corp. Series K, 7.98% (a)(b)	5,502,000
	3,000	Westpac Capital Trust IV, 5.256% (a)(b)(c)	2,660,250
			24,997,405
Diversified Financial	2,670	JPMorgan Chase Capital XXIII, 4.065%, 5/15/77 (a)	2,025,710
Services - 0.6%
Insurance - 5.6%	4,500	AFC Capital Trust I Series B, 8.207%, 2/03/27	3,513,353
	9,605	American General Institutional Capital A, 7.57%, 12/01/45 (c)	9,412,660
	5,000	Mangrove Bay Pass-Through Trust, 6.102%, 7/15/33 (a)(c)	3,681,700
	1,800	Zenith National Insurance Capital Trust I, 8.55%, 8/01/28 (c)	1,804,500
			18,412,213
Thrifts & Mortgage	1,925	Webster Capital Trust IV, 7.65%, 6/15/37 (a)	1,311,766
Finance - 0.4%
		Total Capital Trusts
		(Cost - $63,778,603) - 16.4%	53,678,692
	Shares	Preferred Stocks
Capital Markets - 1.2%	75,000	The Bear Stearns Cos., Inc. Series E, 6.15%	2,943,750
	31,100	Lehman Brothers Holdings Inc. Series D, 5.67%	1,045,271
			3,989,021
Commercial Banks - 10.0%	30,000	Banesto Holdings, Ltd. Series A, 10.50%	947,814
	120,000	First Republic Preferred Capital Corp., 7.25%	2,250,000
	50,000	HSBC USA, Inc. Series H, 6.50%	1,125,000
	255,200	NB Capital Corp. Series DEP, 8.35%	5,484,248
	248,000	Santander Finance Preferred SA Unipersonal, 6.50%	5,262,262
	60,000	Santander Finance Preferred SA Unipersonal, 6.80%	1,336,878
	30	SunTrust Real Estate Investment Trust, 9%	3,120,000
	60	Union Planter Preferred Funding Corp., 7.75% (c)	6,686,250

BlackRock Preferred Opportunity Trust
Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Shares	Preferred Stocks	Value
	261,800	Wachovia Corp. Series J, 8%	$6,466,460
			32,678,912
Diversified Financial	109,000	Bank of America Corp., 6.625%	2,463,400
Services - 4.3%	245,000	Citigroup, Inc. Series AA, 8.125%	5,889,800
	120,000	Citigroup, Inc. Series T, 6.50% (d)	5,697,600
			14,050,800
Electric Utilities - 0.4%	50,000	Alabama Power Co., 6.50%	1,237,500
Electrical Equipment - 0.2%	787,326	Superior Essex Holding Corp. Series A, 9.50%	590,495
Insurance - 11.1%	298,400	ACE Ltd. Series C, 7.80%	7,382,416
	117,414	Arch Capital Group Ltd. Series A, 8%	2,996,405
	115,000	Aspen Insurance Holdings Ltd., 7.401% (a)	2,478,250
	172,400	Endurance Specialty Holdings Ltd. Series A, 7.75%	4,053,124
	274,500	Metlife, Inc. Series B, 6.50%	6,297,030
	209,400	PartnerRe Ltd. Series C, 6.75%	4,757,568
	62,000	Prudential Plc, 6.50%	1,451,420
	235,000	RenaissanceRe Holding Ltd. Series D, 6.60%	4,852,750
	2,000	Zurich RegCaPS Funding Trust, 6.58% (a)(c)	2,010,000
			36,278,963
Oil, Gas & Consumable	5,000	Devon Energy Corp. Series A, 6.49%	504,688
Fuels - 0.2%
Real Estate Investment Trusts	60,000	Chevy Chase Preferred Capital Corp. Series A, 10.375%	3,060,000
(REITs) - 2.0%	3,180	Sovereign Real Estate Investment Corp., 12%	3,561,600
			6,621,600
Thrifts & Mortgage	265,000	Fannie Mae, 8.25%	6,373,250
Finance - 6.4%	202,000	Freddie Mac Series Q, 3.85% (a)	5,454,000
	100,000	Freddie Mac Series U, 5.90%	2,067,000
	85,300	Freddie Mac Series Y, 6.55%	1,914,985
	110,000	Freddie Mac Series Z, 8.375%	2,684,000
	30	Roslyn Real Estate Asset Corp. Series C, 8.95%	2,630,625
			21,123,860
		Total Preferred Stocks
		(Cost- $131,914,565) - 35.8%	117,075,839
	Par
	(000)	Trust Preferreds
Capital Markets - 0.7%	$278	Structured Asset Trust Unit Repackagings (SATURNS), Credit Suisse First Boston (USA), Inc. Debenture Backed Series 2003-13, 6.25%, 7/15/32	238,872
	2,573	Structured Asset Trust Unit Repackagings (SATURNS), Goldman Sachs Group, Inc. Debenture Backed Series 2003-06, 6%, 2/15/33	2,170,206
			2,409,078
Commercial Banks - 1.1%	2,000	Colonial Capital Trust IV, 7.875%, 10/01/33	1,578,269
	2,930	Keycorp Capital V, 5.875%, 7/30/33	2,076,286
			3,654,555

BlackRock Preferred Opportunity Trust
Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
	Par
Industry	(000)	Trust Preferreds	Value
Diversified Financial	$278	PPLUS Trust Certificates Series VAL-1 Class A, 7.25%,
Services - 0.1%		4/15/32	$264,769
Food Products - 0.7%	2,500	Corporate-Backed Trust Certificates, Kraft Foods, Inc.
		Debenture Backed Series 2003-11, 5.875%, 11/01/31
			2,226,802
Insurance - 0.9%	750	Everest Re Capital Trust, 6.20%, 3/29/34	599,373
	380	Financial Security Assurance Holdings Ltd., 5.60%, 7/15/03	296,166
	460	PLC Capital Trust IV, 7.25%, 9/25/32	434,334
	1,985	The Phoenix Cos., Inc., 7.45%, 1/15/32	1,586,500
			2,916,373
Media - 3.6%	1,250	Comcast Corp., 7%, 9/15/55	1,169,607
	11,750	Comcast Corp., 6.625%, 5/15/56	10,519,003
	180	Corporate-Backed Trust Certificates, News America Debenture Backed Series 2002-9, 8.125%, 12/01/45	171,677
			11,860,287
Oil, Gas & Consumable	3,875	Nexen, Inc., 7.35%, 11/01/43	3,670,982
Fuels - 1.1%
Wireless Telecommunication	2,586	Structured Repackaged Asset-Backed Trust Securities,
Services - 0.5%		Sprint Capital Corp. Debenture Backed Series 2004-2,
		6.50%, 11/15/28	1,539,579
		Total Trust Preferreds
		(Cost - $32,719,286) - 8.7%	28,542,425
		Total Preferred Securities
		(Cost - $228,412,454) - 60.9%	199,296,956
		Fixed Income Securities
		Corporate Bonds
Aerospace & Defense - 0.1%	90	CHC Helicopter Corp., 7.375%, 5/01/14	89,662
	170	Hexcel Corp., 6.75%, 2/01/15	164,475
	160	TransDigm, Inc., 7.75%, 7/15/14	160,000
			414,137
Auto Components - 0.1%	350	Lear Corp., 8.75%, 12/01/16	298,812
	125	Metaldyne Corp., 10%, 11/01/13	75,000
			373,812
Building Products - 0.6%	1,945	C8 Capital SPV Ltd., 6.64% (a)(b)(c)	1,794,613
	260	CPG International I, Inc., 10.50%, 7/01/13	218,400
			2,013,013
Capital Markets - 3.4%	3,850	The Bear Stearns Cos., Inc., 6.40%, 10/02/17	3,801,494
	3,880	Credit Suisse Guernsey Ltd., 5.86% (a)(b)	3,286,860
	650	Lehman Brothers Holdings, Inc., 4.50%, 9/15/22 (a)	598,243

BlackRock Preferred Opportunity Trust
Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
	Par
Industry	(000)	Corporate Bonds	Value
	$3,875	Lehman Brothers Holdings, Inc., 6.875%, 7/17/37	$3,359,815
			11,046,412
Chemicals - 0.2%	200	American Pacific Corp., 9%, 2/01/15	194,500
	30	Chemtura Corp., 6.875%, 6/01/16	26,700
	630	Key Plastics LLC, 11.75%, 3/15/13 (c)	453,600
			674,800
Commercial Banks - 24.4%	12,175	BNP Paribas, 7.195% (a)(b)(c)(e)	10,783,020
	4,015	Bank of Ireland Capital Funding II, LP, 5.571% (a)(b)(c)	3,170,224
	4,275	Bank of Ireland Capital Funding III, LP, 6.107% (a)(b)(c)	3,253,891
	2,600	Barclays Bank Plc, 7.434% (a)(b)(c)	2,350,618
	5,000	CBA Capital Trust I, 5.805% (b)(c)	4,691,400
	16,385	Credit Agricole SA, 6.637% (a)(b)(c)	12,692,460
	6,399	Lloyds TSB Bank Plc, 6.90% (b)	6,079,050
	4,000	RESPARCS Funding LP I, 8% (b)	3,454,400
	2,775	Royal Bank of Scotland Group Plc, 6.99% (a)(b)(c)	2,355,697
	1,960	Royal Bank of Scotland Group Plc, 7.648% (a)(b)	1,870,669
	3,700	Royal Bank of Scotland Group Plc Series MTN, 7.64% (a)(b)	3,186,403
	3,185	Skandinaviska Enskilda Banken AB, 4.958% (a)(b)(c)	2,852,903
	5,000	Skandinaviska Enskilda Banken AB, 5.471% (a)(b)(c)	4,511,985
	10,575	Societe Generale, 5.922% (a)(b)(c)	8,633,853
	4,925	Standard Chartered Bank, 7.014% (a)(b)(c)	4,287,587
	5,000	Sumitomo Mitsui Banking Corp., 5.625% (a)(b)(c)	4,229,105
	2,050	SunTrust Preferred Capital I, 5.853% (a)(b)	1,519,317
			79,922,582
Commercial Services &	100	FTI Consulting, Inc., 7.75%, 10/01/16	103,500
Supplies - 0.0%
Containers & Packaging - 0.3%	195	Berry Plastics Holding Corp., 6.675%, 9/15/14 (a)	154,050
	340	Berry Plastics Holding Corp., 8.875%, 9/15/14	296,650
	385	Crown Americas LLC, 7.75%, 11/15/15	395,587
	240	Impress Holdings BV, 5.838%, 9/15/13 (a)(c)	199,200
			1,045,487
Diversified Financial	8,900	Bank of America Corp. Series K, 8% (a)(b)	8,910,680
Services - 7.6%	7,730	JPMorgan Chase Capital XXI Series U, 4.062%, 2/02/37 (a)	5,697,265
	11,125	JPMorgan Chase Capital XXV, 6.80%, 10/01/37	10,164,657
			24,772,602
Diversified Telecommunication	290	Cincinnati Bell, Inc., 7.25%, 7/15/13	284,925
Services - 1.1%	1,705	Qwest Communications International, Inc., 7.50%, 2/15/14	1,602,700
	460	Qwest Corp., 6.05%, 6/15/13 (a)	414,000
	420	Wind Acquisition Finance SA, 10.75%, 12/01/15 (c)	428,400

BlackRock Preferred Opportunity Trust
Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
	Par
Industry	(000)	Corporate Bonds	Value
	$640	Windstream Corp., 8.125%, 8/01/13	$628,800
	290	Windstream Corp., 8.625%, 8/01/16	284,925
			3,643,750
Electric Utilities - 0.8%	175	Edison Mission Energy, 7.50%, 6/15/13	179,375
	17	Midwest Generation LLC Series B, 8.56%, 1/02/16	18,115
	2,675	PPL Capital Funding, 6.70%, 3/30/67 (a)	2,274,740
			2,472,230
Electrical Equipment - 0.1%	425	Superior Essex Communications LLC, 9%, 4/15/12	409,063
Electronic Equipment &	140	Sanmina-SCI Corp., 6.75%, 3/01/13	121,450
Instruments - 0.3%	1,155	Sanmina-SCI Corp., 8.125%, 3/01/16	1,022,175
			1,143,625
Energy Equipment &	70	Compagnie Generale de Geophysique-Veritas,
Services - 0.2%		7.50%, 5/15/15	71,050
	100	Grant Prideco, Inc. Series B, 6.125%, 8/15/15	102,250
	350	SemGroup LP, 8.75%, 11/15/15 (c)	320,250
			493,550
Gas Utilities - 0.1%	420	Targa Resources, Inc., 8.50%, 11/01/13	386,400
Hotels, Restaurants &	415	American Real Estate Partners LP, 7.125%, 2/15/13	376,612
Leisure - 0.3%	385	Greektown Holdings, LLC, 10.75%, 12/01/13 (c)	350,350
	60	Universal City Florida Holding Co. I, 7.989%, 5/01/10 (a)	58,200
	40	Wynn Las Vegas LLC, 6.625%, 12/01/14	38,500
			823,662
IT Services - 0.0%	100	SunGard Data Systems, Inc., 9.125%, 8/15/13	101,000
	36	SunGard Data Systems, Inc., 10.25%, 8/15/15 (c)	36,180
			137,180
Insurance - 33.6%	7,150	AXA SA, 6.379% (a)(b)(c)	5,763,408
	6,350	The Allstate Corp., 6.50%, 5/15/57 (a)	5,229,453
	5,200	The Allstate Corp. Series B, 6.125%, 5/15/67(a)	4,788,108
	5,555	American International Group, Inc., 6.25%, 3/15/87	4,500,133
	9,025	Chubb Corp., 6.375%, 3/29/67 (a)	8,406,616
	7,135	Everest Reinsurance Holdings, Inc., 6.60%, 5/01/67(a)	6,013,949
	1,475	Genworth Financial, Inc., 6.15%, 11/15/66 (a)	1,231,935
	9,000	Kingsway America, Inc., 7.50%, 2/01/14	8,233,552
	5,025	Liberty Mutual Group, Inc., 7%, 3/15/37 (a)(c)	4,493,114
	3,370	Lincoln National Corp., 7%, 5/17/66 (a)	3,090,216
	2,500	Lincoln National Corp., 6.05%, 4/20/67 (a)	2,185,810
	6,375	Metlife, Inc., 6.40%, 12/15/66	5,065,830
	4,850	Nationwide Life Global Funding I, 6.75%, 5/15/67	4,036,267
	2,850	PartnerRe Finance II, 6.44%, 12/01/66 (a)	2,427,767

BlackRock Preferred Opportunity Trust
Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
	Par
Industry	(000)	Corporate Bonds	Value
	$5,775	Progressive Corp., 6.70%, 6/15/37 (a)	$5,143,336
	6,000	Prudential Plc, 6.50% (b)	5,025,000
	4,250	QBE Capital Funding II LP, 6.797% (a)(b)(c)	3,850,245
	1,300	Reinsurance Group of America, 6.75%, 12/15/65 (a)	1,140,426
	9,425	Swiss Re Capital I LP, 6.854% (a)(b)(c)	8,770,566
	11,350	The Travelers Cos., Inc., 6.25%, 3/15/67 (a)	10,010,972
	2,600	White Mountains Re Group Ltd., 7.506% (a)(b)(c)	2,001,693
	650	ZFS Finance (USA) Trust IV, 5.875%, 5/09/32(a)	614,777
	8,765	ZFS Finance (USA) Trust V, 6.50%, 5/09/67(a)(c)	7,909,852
			109,933,025
Leisure Equipment &	250	Quiksilver, Inc., 6.875%, 4/15/15	201,250
Products - 0.1%
Machinery - 0.1%	460	AGY Holding Corp., 11%, 11/15/14 (c)	414,000
Marine - 0.1%	211	Navios Maritime Holdings, Inc., 9.50%, 12/15/14 (c)	210,209
Media - 3.1%	475	Affinion Group, Inc., 10.125%, 10/15/13	472,031
	230	Affinion Group, Inc., 11.50%, 10/15/15	221,950
	110	CMP Susquehanna Corp., 9.875%, 5/15/14 (c)	75,900
	230	Cablevision Systems Corp. Series B, 7.133%, 4/01/09(a)	228,275
	110	Comcast Holdings Corp., 2%, 11/15/29 (d)	4,145,900
	1,050	Dex Media West LLC, 9.875%, 8/15/13	913,500
	175	DirecTV Holdings LLC, 8.375%, 3/15/13	177,406
	200	EchoStar DBS Corp., 5.75%, 10/01/08	199,000
	56	EchoStar DBS Corp., 7%, 10/01/13	52,780
	75	EchoStar DBS Corp., 7.125%, 2/01/16	69,937
	500	Intelsat Bermuda Ltd., 9.25%, 6/15/16	503,750
	590	Intelsat Corp., 9%, 6/15/16	594,425
	210	Intelsat Subsidiary Holding Co. Ltd., 8.625%, 1/15/15	211,575
	1,195	Nielsen Finance LLC, 10%, 8/01/14	1,189,025
	65	PanAmSat Corp., 9%, 8/15/14	65,487
	350	Paxson Communications Corp., 5.963%, 1/15/12(a)(c)	283,500
	240	R.H. Donnelley Corp. Series A-3, 8.875%, 1/15/16	151,800
	902	Windstream Regatta Holdings, Inc., 11%, 12/01/17 (c)	550,220
			10,106,461
Metals & Mining - 0.8%	940	AK Steel Corp., 7.75%, 6/15/12	948,225
	200	Freeport-McMoRan Copper & Gold, Inc., 5.883%, 4/01/15 (a)	196,500
	1,450	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/01/17	1,538,813
			2,683,538

BlackRock Preferred Opportunity Trust
Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
	Par
Industry	(000)	Corporate Bonds	Value
Multi-Utilities - 0.3%	$925	Puget Sound Energy, Inc. Series A, 6.974%, 6/01/67 (a)	$833,625
Oil, Gas & Consumable	180	Berry Petroleum Co., 8.25%, 11/01/16	184,050
Fuels - 1.6%	220	Chaparral Energy, Inc., 8.50%, 12/01/15	191,400
	30	Chesapeake Energy Corp., 6.875%, 11/15/20	29,100
	80	Compton Petroleum Finance Corp., 7.625%, 12/01/13	76,600
	75	EXCO Resources, Inc., 7.25%, 1/15/11	72,938
	550	OPTI Canada, Inc., 8.25%, 12/15/14	544,500
	350	Sabine Pass LNG LP, 7.50%, 11/30/16	337,750
	4,325	TransCanada PipeLines Ltd., 6.35%, 5/15/67 (a)	3,822,798
	55	Whiting Petroleum Corp., 7.25%, 5/01/13	54,175
			5,313,311
Paper & Forest Products -	80	Domtar Corp., 7.125%, 8/15/15	75,400
0.1%	270	NewPage Corp., 10%, 5/01/12	274,050
			349,450
Real Estate Investment Trusts	2,000	Rouse Co. LP, 5.375%, 11/26/13	1,565,610
(REITs) - 0.5%
Road & Rail - 0.0%	30	Avis Budget Car Rental LLC, 5.565%, 5/15/14 (a)	23,550
Specialty Retail - 0.6%	190	AutoNation, Inc., 4.713%, 4/15/13 (a)	155,800
	190	AutoNation, Inc., 7%, 4/15/14	168,625
	1,199	Lazy Days' R.V. Center, Inc., 11.75%, 5/15/12	953,205
	610	Michaels Stores, Inc., 10%, 11/01/14	533,750
			1,811,380
Thrifts & Mortgage Finance - 0.2%	1,400	Washington Mutual Preferred Funding Delaware, 6.534% (a)(b)(c)	737,730
Wireless Telecommunication	845	Nordic Telephone Co. Holdings ApS, 8.875%,
Services - 0.2%		5/01/16 (c)	819,650
		Total Corporate Bonds
		(Cost - $299,921,984) - 80.9%	264,878,594
		Short-Term Securities
	4,000	Federal Home Loan Bank, 1.50%, 4/01/08	4,000,000
	45,300	Federal Home Loan Bank, 1.85%, 4/02/08	45,297,836
	1,000	Federal Home Loan Bank, 1.80%, 4/18/08	999,178
		Total Short-Term Securities
		(Cost - $50,297,014) - 15.4%	50,297,014
		Total Investments
		(Cost - $597,017,052*) - 162.6%	532,120,064
		Other Assets Less Liabilities - 4.9%	16,069,245
		Preferred Shares, at Redemption Value - (67.5%)	(220,911,832)
		Net Assets Applicable to Common Shares - 100.0%	$327,277,477

BlackRock Preferred Opportunity Trust
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as
	computed for federal income tax purposes, were as follows:
	Aggregate cost	$597,017,052
	Gross unrealized appreciation	$2,700,614
	Gross unrealized depreciation	(67,533,385)
	Net unrealized depreciation	$(64,832,771)
(a)	Floating rate security. Rate shown is as of report date.
(b)	Security is a perpetual in nature and has no stated maturity date. In certain instances, a final
	maturity date may be extended and/or the final payment may be deferred at the issuer's option
	for a specified time without default.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may
	be resold in transactions exempt from registration to qualified institutional investors. The Fund is not
	obligated for costs associated with the registration of restricted securities.
(d)	Convertible security.
(e)	All or a portion of security, with a market value of $4,516,866 have been pledged as collateral in
	connection with open financial futures contracts.

•	Financial futures contracts purchased as of March 31, 2008 were as follows:
			Expiration	Face	Unrealized
	Contracts	Issue	Date	Value	Appreciation
	783	2-Year U.S. Treasury Bond	June 2008	$167,720,288	$355,556
	Total Unrealized Appreciation				$355,556

•	Financial futures contracts sold as of March 31, 2008 were as follows:
					Unrealized
			Expiration	Face	Appreciation
	Contracts	Issue	Date	Value	(Depreciation)
	246	10-Year U.S. Treasury Bond	June 2008	$29,311,897	$49,428
	589	30-Year U.S. Treasury Bond	June 2008	$70,169,993	(198,634)
	Total Unrealized Depreciation - Net				$(149,206)

•	Swaps outstanding as of March 31, 2008 were as follows:
				Notional	Unrealized
				Amount	Appreciation
				(000)	(Depreciation)
	Bought credit default protection on Dow Jones CDX
	North America Investment Grade High Volatility
	Index Series 9 and pay 1.40%

	Broker, Lehman Brothers Special Financing
	Expires December 2012			$10,000	$(207,661)

	Bought credit default protection on Dow Jones CDX
	North America Investment Grade High Volatility
	Index Series 9 and pay 1.40%

	Broker, Deutsche Bank AG London
	Expires December 2012			$10,000	(200,584)

BlackRock Preferred Opportunity Trust
Schedule of Investments as of March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Notional	Unrealized
	Amount	Appreciation
	(000)	(Depreciation)
Bought credit default protection on Capital One
Financial Corp. and pay 4.175%

Broker, Citibank, NA
Expires March 2013	$2,000	$(61,880)

Bought credit default protection on Capital One Financial Corp. and pay 4.20%

Broker, Deutsche Bank AG London
Expires March 2013	$1,000	(31,950)

Bought credit default protection on American
Express Company and pay 2.11%

Broker, Deutsche Bank AG London
Expires March 2013	$4,000	(63,372)

Bought credit default protection on Lehman
Brothers Holdings, Inc. and pay 4.95%

Broker, Deutsche Bank AG London
Expires March 2013	$2,000	(162,790)

Bought credit default protection on Kimco Realty
Corp. and pay 2.40%

Broker, Goldman Sachs International
Expires March 2018	$3,000	(24,399)

Bought credit default protection on Mack-Cali Realty,
L.P. and pay 3.10%

Broker, Goldman Sachs International
Expires March 2018	$1,000	23,270

Bought credit default protection on ERP Operating
Limited Partnership and pay 2.35%

Broker, Goldman Sachs International
Expires March 2018	$3,000	84,117
Total		$(645,249)

BlackRock Preferred Opportunity Trust

Effective January 1, 2008, the BlackRock Preferred Opportunity Trust (the “Trust”) adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 – price quotations in active markets/exchanges for identical securities

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market–corroborated inputs)

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Trust’s investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
Level 1	$116,534,236	$206,350
Level 2	415,585,828	(645,249)
Level 3	0	0
Total	$532,120,064	$(438,899)
*Other financial instruments are derivative instruments such as futures and swaps.

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Preferred Opportunity Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Preferred Opportunity Trust

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Preferred Opportunity Trust

Date: May 22, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Preferred Opportunity Trust

Date: May 22, 2008